Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Cash Delivery (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Remuneration of key personnel
Cash paid, immediate	€ 3,254	€ 3,000
Cash paid, deferred	2,230	1,826
Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Cash paid, immediate	1,480	1,370
Cash paid, deferred	1,025	947
Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Cash paid, immediate	989	916
Cash paid, deferred	686	574
Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Cash paid, immediate	785	714
Cash paid, deferred	€ 519	€ 305